CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current assets:
Cash	$ 53,996,000	$ 3,568,000
Accounts receivable, net	9,543,000	4,510,000
Prepaid expenses and other current assets	4,011,000	403,000
Inventories	6,675,000	1,365,000
Total current assets	74,225,000	9,846,000
Property, plant and equipment, net	100,006,000	54,350,000
Goodwill	13,004,000	13,004,000
Intangible assets, net	67,000	36,000
Deferred tax assets	29,648,000
Other assets	239,000
Total assets	217,189,000	77,236,000
Current liabilities:
Accounts payable	5,209,000	705,000
Accrued liabilities	4,733,000	2,144,000
Current portion of capital lease obligations	33,000	26,000
Current portion of notes payable		169,000
Current portion of senior secured credit facility		31,000
Total current liabilities	9,975,000	3,075,000
Capital lease obligations, net of current portion	186,000	213,000
Notes payable, net of current portion		282,000
Senior secured credit facility, net of current portion		2,320,000
Payable related to parties pursuant to tax receivable agreements	11,475,000
Other long-term liabilities	154,000
Total liabilities	21,790,000	5,890,000
Commitments and contingencies (Note 12)
Stockholders' and Members' equity:
Members' equity		69,267,000
Additional paid-in capital	60,657,000
Accumulated earnings	1,536,000	2,079,000
Total members' equity		71,346,000
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest		71,346,000
Total stockholders' equity attributable to Solaris and members' equity	62,294,000
Non-controlling interest	133,105,000
Total stockholders' and members' equity	195,399,000
Total liabilities, stockholders' and members' equity	217,189,000	$ 77,236,000
Class A Common Stock
Stockholders' and Members' equity:
Common stock	$ 101,000